United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2008

Item 1. Schedule of Investments.

Focused Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# —100.3%

Domestic Equity Investment Companies — 80.5%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	9,160,471	$152,338,639
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	5,205,338	132,163,544
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	6,807,200	130,494,030

Total Domestic Equity Investment Companies (cost $497,791,073)		414,996,213

International Equity Investment Companies — 19.8%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $117,105,571)	6,014,767	101,950,304

Total Long-Term Investment Companies (cost $614,896,644) (1)	100.3%	516,946,517
Liabilities in excess of other assets	(0.3)	(1,296,092)

NET ASSETS	100.0%	$515,650,425

@

The Focused Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Multi-Asset Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2008—(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.2%

Domestic Equity Investment Companies — 68.3%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	4,360,944	$85,082,017
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	6,564,616	75,952,613
Sunamerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	5,672,036	71,637,815
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	4,872,818	69,242,742
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A	5,305,139	76,234,848
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	4,521,986	71,628,265
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	7,136,542	83,854,363

Total Domestic Equity Investment Companies (cost $608,803,404)		533,632,663

Fixed Income Investment Companies — 22.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	7,642,912	87,587,768
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	24,278,289	85,702,361

Total Fixed Income Investment Companies (cost $171,437,544)		173,290,129

International Equity Investment Company — 9.7%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $79,767,360)	4,460,853	75,611,450

Total Long-Term Investment Companies (cost $860,008,308)(1)	100.2%	782,534,242
Liabilities in excess of other assets	(0.2)	(1,408,825)

NET ASSETS	100.0%	$781,125,417

@

The Focused Multi-Asset Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Balanced Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.1%

Domestic Equity Investment Companies — 45.5%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	4,039,540	$67,177,548
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A	2,325,327	59,040,052
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	2,871,195	55,040,805

Total Domestic Equity Investment Companies (cost $217,128,246)		181,258,405

Fixed Income Investment Companies — 43.4%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	8,007,660	91,767,787
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	22,872,938	80,741,472

Total Fixed Income Investment Companies (cost $170,268,731)		172,509,259

International Equity Investment Company — 11.2%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $49,488,734)	2,624,552	44,486,159

Total Long-Term Investment Companies (cost $436,885,711) (1)	100.1%	398,253,823
Liabilities in excess of other assets	(0.1)	(235,461)

NET ASSETS	100.0%	$398,018,362

@

The Focused Balanced Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some which are not presented in this report.  Additional information on the underlying funds is available on our website, www.sunamericafunds.com

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Fixed Income and Equity Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES# — 100.5%

Domestic Equity Investment Company — 27.4%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A (cost $16,954,797)	1,332,260	$15,654,055

Fixed Income Investment Companies — 68.9%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	455,597	5,221,142
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	1,030,112	4,398,576
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	3,818,235	13,478,369
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,681,419	16,158,434

Total Fixed Income Investment Companies (cost $38,826,281)		39,256,521

International Equity Investment Company — 4.2%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $2,621,620)	140,324	2,378,497

Total Long-Term Investment Companies (cost $58,402,698) (1)	100.5%	57,289,073
Liabilities in excess of other assets	(0.5)	(306,441)

NET ASSETS	100.0%	$56,982,632

@

The Focused Fixed Income and Equity Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report.  Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Fixed Income Strategy Portfolio@

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED INVESTMENT COMPANIES # — 100.0%

Domestic Equity Investment Companies — 21.4%
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A	114,249	$1,899,965
Sunamerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A	54,378	686,791
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A	50,605	719,096
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A	136,373	1,602,382

Total Domestic Equity Investment Companies (cost $4,934,085)		4,908,234

Fixed Income Investment Companies — 73.5% (1)
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	6,473	74,182
SunAmerica Income Funds SunAmerica High Yield Bond Fund, Class A	2,520	10,761
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	1,313,914	4,638,117
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	605,285	5,816,786
SunAmerica Senior Floating Rate Fund, Inc., Class A (1)	743,777	6,322,108

Total Fixed Income Investment Companies (cost $16,729,370)		16,861,954

International Equity Investment Companies — 5.1%
SunAmerica Focused Series, Inc. Focused International Equity Portfolio, Class A (cost $1,125,796)	68,682	1,164,157

Total Long-Term Investment Companies (cost $22,789,251) (2)	100.0%	22,934,345
Other assets less liabilities	0.0	6,013

NET ASSETS	100.0%	$22,940,358

@

The Focused Fixed Income Strategy Portfolio invests in various AIG SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
(1)

From January 25, 2008 thru February 7, 2008, the Focused Fixed Income Strategy Portfolio was not in compliance with its 80% investment policy. The policy requires that at least 80% of the Portfolio’s net assets, plus any borrowing for investment purposes, be invested in Underlying Funds, as defined in the Prospectus, that invest primarily in fixed income securities. In addition, during the same period, the Portfolio was invested in the SunAmerica Senior Floating Rate Fund, Inc. which was not  a permissible investment at that time. On February 7, 2008, the Portfolio’s entire position in the SunAmerica Senior Floating Rate Fund, Inc. was sold and the Portfolio was brought into compliance with its investment policy.

(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Large-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.8%
Aerospace/Defense — 11.8%
General Dynamics Corp.	340,000	$28,716,400
Lockheed Martin Corp.	276,000	29,785,920
Raytheon Co.	400,000	26,056,000
		84,558,320
Agricultural Chemicals — 5.8%
Monsanto Co.	219,075	24,632,793
Potash Corp. of Saskatchewan, Inc.	122,650	17,278,932
		41,911,725
Agricultural Operations — 0.9%
Bunge, Ltd.	56,110	6,647,352

Applications Software — 2.9%
Microsoft Corp.	636,945	20,764,407

Casino Hotel — 2.7%
Las Vegas Sands Corp.†	220,825	19,359,728

Cellular Telecom — 2.7%
America Movil SAB de CV, Series L ADR	323,910	19,405,448

Commercial Services — 1.3%
CoStar Group, Inc.†	222,190	9,407,525

Computers — 14.0%
Apple, Inc.†	258,407	34,977,972
Hewlett-Packard Co.	550,000	24,062,500
International Business Machines Corp.	250,000	26,835,000
Research In Motion Ltd.†	154,805	14,533,093
		100,408,565
Diversified Manufacturing Operations — 3.5%
Honeywell International, Inc.	430,000	25,400,100

Diversified Minerals — 1.2%
Cia Vale do Rio Doce ADR	281,360	8,435,173

E-Commerce/Services — 1.5%
eBay, Inc.†	390,000	10,487,100

Electronic Components-Semiconductors — 1.6%
NVIDIA Corp.†	460,000	11,311,400

Engineering/R&D Services — 3.5%
ABB, Ltd. (1)	204,867	5,125,853
ABB, Ltd. ADR	790,160	19,754,000
		24,879,853
Finance-Investment Banker/Broker — 1.3%
The Goldman Sachs Group, Inc.	47,580	9,552,636

Finance-Other Services — 1.5%
CME Group, Inc.	17,190	10,638,891

Medical-Biomedical/Gene — 4.2%
Biogen Idec, Inc.†	120,000	7,314,000
Genentech, Inc. †	329,325	23,115,322
		30,429,322
Medical-HMO — 7.0%
Aetna, Inc.	490,000	26,097,400
UnitedHealth Group Inc.	476,843	24,242,698
		50,340,098
Metal Processors & Fabrication — 1.8%
Precision Castparts Corp.	114,720	13,055,136

Metal-Copper — 0.7%
Southern Copper Corp.	50,000	4,692,000

Multimedia — 3.5%
The Walt Disney Co.	850,000	25,440,500

Oil Companies-Integrated — 5.0%
ExxonMobil Corp.	270,000	23,328,000
Hess Corp.	141,285	12,832,916
		36,160,916
Oil Refining & Marketing — 3.0%
Valero Energy Corp.	360,000	21,308,400

Pharmacy Services — 3.6%
Medco Health Solutions, Inc†	520,000	26,041,600

Retail-Drug Store — 1.0%
CVS Caremark Corp.	181,475	7,090,228

Retail-Restaurants — 3.7%
McDonald’s Corp.	500,000	26,775,000

Telecom Equipment-Fiber Optics — 2.0%
Corning, Inc.	582,985	14,032,449

Web Portals/ISP — 5.0%
Google, Inc., Class A†	63,521	35,844,900

Wireless Equipment — 2.1%
Crown Castle International Corp.†	424,620	15,366,998

Total Long-Term Investment Securities (cost $636,080,981)		709,745,770

SHORT-TERM INVESTMENT SECURITIES — 1.1%
U.S. Government Agencies — 1.1%
Federal Home Loan Bank Disc. Notes 1.80% due 02/01/08 (cost $8,000,000)	$8,000,000	8,000,000

REPURCHASE AGREEMENTS— 0.4%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $3,129,087 and collateralized by $2,955,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63% due 09/15/09 and having an approximate aggregate value of $3,198,788 (cost $3,129,000)	3,129,000	3,129,000

TOTAL INVESTMENTS (cost $647,209,981) (2)	100.3%	720,874,770
Liabilities in excess of other assets	(0.3)	(2,413,394)

NET ASSETS	100.0%	$718,461,376

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 93.5%
Agricultural Operations — 6.8%
Bunge, Ltd.	277,845	$32,916,297

Brewery — 2.4%
Carlsberg A/S (1)	110,400	11,663,217

Cable TV — 2.3%
The DIRECTV Group, Inc.†	507,000	11,448,060

Casino Hotel — 3.5%
Las Vegas Sands Corp.†	197,510	17,315,702

Commercial Services — 1.7%
Alliance Data Systems Corp.†	163,100	8,247,967

Commercial Services-Finance — 3.3%
The Western Union Co.	720,500	16,139,200

Computers — 6.6%
Apple, Inc.†	237,970	32,211,619

Computers-Memory Devices — 2.3%
Data Domain, Inc.†	503,823	11,356,170

Data Processing/Management — 8.5%
Fidelity National Information Services, Inc.	308,900	13,112,805
Fiserv, Inc.†	326,500	16,772,305
Global Payments, Inc.	304,000	11,369,600
		41,254,710
Diversified Minerals — 1.8%
Cia Vale do Rio Doce ADR	295,745	8,866,435

E-Commerce/Products — 1.9%
NutriSystem, Inc.†	315,900	9,041,058

Electric-Integrated — 4.0%
Oesterreichische Elektrizitaetswirtschafts AG, Class A (1)	296,400	19,587,339

Electronic Components-Semiconductors — 2.7%
Microchip Technology, Inc.	408,200	13,025,662

Engineering/R&D Services — 1.1%
ABB, Ltd. ADR	215,025	5,375,625

Finance-Other Services — 4.7%
Bolsa de Mercadorias E Futuros†	556,000	5,025,810
NYMEX Holdings, Inc.	156,400	17,986,000
		23,011,810
Medical Instruments — 4.7%
Intuitive Surgical, Inc.†	89,345	22,693,630

Medical-Biomedical/Gene — 4.6%
Celgene Corp.†	395,673	22,201,212

Oil Companies-Integrated — 1.7%
Marathon Oil Corp.	177,655	8,323,137

Oil-Field Services — 2.4%
Exterran Holdings, Inc.†	180,600	11,782,344

Physical Therapy/Rehabilation Centers — 2.3%
Psychiatric Solutions, Inc.†	375,400	11,325,818

Retail-Apparel/Shoe — 4.4%
Abercrombie & Fitch Co., Class A	272,220	21,693,212

Retail-Drug Store — 1.5%
CVS Caremark Corp.	189,630	7,408,844

Retail-Restaurants — 5.9%
Chipotle Mexican Grill, Inc., Class A†	235,570	28,678,292

Semiconductor Equipment — 0.5%
Varian Semiconductor Equipment Associates, Inc.†	81,500	2,625,115

Telecom Services — 2.0%
Amdocs, Ltd.†	292,400	9,675,516

Transactional Software — 2.3%
VeriFone Holdings, Inc.†	576,600	11,284,062

Web Hosting/Design — 3.4%
Equinix, Inc.†	217,200	16,405,116

Web Portals/ISP — 4.2%
Google, Inc., Class A†	36,095	20,368,409

Total Long-Term Investment Securities (cost $369,937,169)		455,925,578

SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 1.80% due 02/01/08 (cost $8,800,000)	$8,800,000	8,800,000

REPURCHASE AGREEMENTS — 4.2%
UBS Securities, LLC Joint Repurchase Agreement (2)	18,077,000	18,077,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $2,448,068 and collateralized by $2,490,000 of Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate value of $2,501,404	2,448,000	2,448,000
Total Repurchase Agreements (cost $20,525,000)		20,525,000

TOTAL INVESTMENTS (cost $399,262,169) (3)	99.5%	485,250,578
Other assets less liabilities	0.5	2,249,094

NET ASSETS	100.0%	$487,499,672

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR-	American Depository Receipt

See Notes to Portfolio of Investments

Focused Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 96.8%
Advanced Materials — 4.0%
Hexcel Corp.†	161,390	$3,523,144

Advertising Sales — 0.8%
Lamar Advertising Co., Class A	17,300	745,976

Agricultural Chemicals — 4.9%
CF Industries Holdings, Inc.	29,000	3,100,970
Syngenta AG ADR	23,000	1,213,020
		4,313,990
Auto-Heavy Duty Trucks — 1.3%
Oshkosh Truck Corp., Class B	24,450	1,118,832

Broadcast Services/Program — 2.8%
Discovery Holding Co., Class A†	105,900	2,458,998

Casino Services — 3.8%
International Game Technology	79,560	3,394,825

Chemicals-Diversified — 1.2%
FMC Corp.	20,150	1,071,174

Computer Services — 3.2%
IHS, Inc.†	45,500	2,818,270

Dialysis Centers — 5.5%
DaVita, Inc.†	91,400	4,876,190

Distribution/Wholesale — 3.6%
Central European Distribution Corp.†	32,450	1,705,896
LKQ Corp.†	81,650	1,460,719
		3,166,615
Electric-Transmission — 1.9%
ITC Holdings Corp.	32,650	1,725,226

Electronic Forms — 3.1%
Adobe Systems, Inc.†	78,620	2,746,197

Engineering/R&D Services — 2.2%
McDermott International, Inc.†	41,950	1,979,201

Finance-Commercial — 1.3%
CapitalSource, Inc.	68,200	1,119,162

Finance-Investment Banker/Broker — 1.8%
TD Ameritrade Holding Corp.†	84,470	1,584,657

Finance-Other Services — 1.9%
CME Group, Inc.	2,700	1,671,030

Industrial Gases — 2.2%
Airgas, Inc.	19,750	916,598
Praxair, Inc.	12,300	995,193
		1,911,791
Instruments-Scientific — 3.7%
Thermo Fisher Scientific, Inc.†	63,850	3,287,636

Internet Security — 1.1%
Vasco Data Security International, Inc.†	51,800	982,646

Investment Management/Advisor Services — 1.5%
Affiliated Managers Group, Inc.†	13,250	1,302,608

Medical Instruments — 3.9%
Intuitive Surgical, Inc.†	13,580	3,449,320

Medical-Drugs — 2.0%
Shire PLC ADR	33,800	1,820,130

Oil & Gas Drilling — 2.0%
Atlas America, Inc.	35,450	1,815,395

Oil Companies-Exploration & Production — 1.2%
Denbury Resources, Inc.†	41,000	1,037,300

Oil Field Machinery & Equipment — 1.9%
FMC Technologies, Inc.†	35,550	1,712,088

Pharmacy Services — 2.7%
Express Scripts, Inc.†	35,950	2,426,265

Retail-Automobile — 2.0%
Copart, Inc.†	44,300	1,810,984

Retail-Jewelry — 3.0%
Tiffany & Co.	66,150	2,639,385

Telecom Services — 11.7%
Amdocs, Ltd.†	254,815	8,431,828
NeuStar Inc.†	65,600	1,948,976
		10,380,804
Therapeutics — 3.3%
BioMarin Pharmaceuticals, Inc.†	79,800	2,957,388

Transport-Services — 1.1%
C.H. Robinson Worldwide, Inc.	18,100	1,005,274

Wire & Cable Products — 1.7%
General Cable Corp.†	26,400	1,531,464

Wireless Equipment — 4.1%
American Tower Corp., Class A†	96,900	3,636,657

X-Ray Equipment — 4.4%
Hologic, Inc.†	60,475	3,892,171

Total Long-Term Investment Securities (cost $85,938,939)		85,912,793

SHORT-TERM INVESTMENT SECURITIES — 4.2%
Time Deposits — 4.2%
Euro Dollar Time Deposit with State Street Bank & Trust Co. 0.85% due 02/01/08	$104,000	104,000
Euro Dollar Time Deposit with State Street Bank & Trust Co. 1.50% due 02/01/08	3,645,000	3,645,000

Total Short-Term Investment Securities (cost $3,749,000)		3,749,000

TOTAL INVESTMENTS (cost $89,687,939) (1)	101.0%	89,661,793
Liabilities in excess of other assets	(1.0)	(867,185)

NET ASSETS	100.0%	$88,794,608

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Focused Small-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 90.2%
Apparel Manufacturers — 1.8%
Carter’s, Inc.†	92,000	$1,693,720
Guess ?, Inc.	100,600	3,753,386
		5,447,106
Casino Hotel — 3.1%
Wynn Resorts, Ltd.	80,000	9,198,400

Commercial Services — 2.6%
Alliance Data Systems Corp.†	63,100	3,190,967
ChoicePoint, Inc.†	130,000	4,327,700
		7,518,667
Commercial Services-Finance — 3.4%
Euronet Worldwide, Inc.†	114,800	3,035,312
Heartland Payment Systems, Inc.	192,700	4,678,756
Jackson Hewitt Tax Service, Inc.	103,400	2,288,242
		10,002,310
Computers-Periphery Equipment — 1.2%
Synaptics, Inc.†	133,400	3,535,100

Data Processing/Management — 1.3%
Global Payments, Inc.	101,700	3,803,580

Dental Supplies & Equipment — 1.0%
Sirona Dental Systems, Inc.†	106,500	2,942,595

E-Commerce/Products — 1.1%
NutriSystem, Inc.†	112,700	3,225,474

E-Commerce/Services — 3.5%
HLTH Corp.†	400,000	4,476,000
priceline.com, Inc.†	52,600	5,708,152
		10,184,152
Electronic Components-Semiconductors — 1.3%
Microchip Technology, Inc.	124,100	3,960,031

Electronic Measurement Instruments — 2.1%
FLIR Systems, Inc.†	200,000	6,056,000

Engineering/R&D Services — 2.2%
Stanley, Inc.†	234,900	6,549,012

Finance-Investment Banker/Broker — 1.7%
Jefferies Group, Inc.	250,000	5,055,000

Insurance-Property/Casualty — 2.6%
Arch Capital Group, Ltd.†	110,000	7,750,600

Internet Content-Information/News — 1.5%
Baidu.com ADR†	16,200	4,535,190

Investment Management/Advisor Services — 1.5%
Cohen & Steers, Inc.	150,000	4,273,500

Medical Information Systems — 1.3%
Allscripts Healthcare Solutions, Inc.†	253,200	3,754,956

Medical Instruments — 4.7%
Edwards Lifesciences Corp.†	163,000	7,542,010
Intuitive Surgical, Inc.†	24,185	6,142,990
		13,685,000
Medical Products — 0.9%
Accuray, Inc.†	270,600	2,576,112

Medical-Biomedical/Gene — 4.3%
Illumina, Inc.†	122,600	7,809,620
Omrix Biopharmaceuticals, Inc.†	206,800	4,810,168
		12,619,788
Medical-Drugs — 1.7%
Cubist Pharmaceuticals, Inc.†	292,100	4,962,779

Medical-HMO — 4.6%
AMERIGROUP Corp.†	358,600	13,454,672

Medical-Hospitals — 0.9%
Universal Health Services, Inc., Class B	53,900	2,540,307

Networking Products — 4.4%
Acme Packet, Inc.†	367,200	3,532,464
Anixter International, Inc.†	72,000	5,044,320
Atheros Communications, Inc.†	163,700	4,470,647
		13,047,431
Oil & Gas Drilling — 3.5%
Helmerich & Payne, Inc.	260,000	10,197,200

Oil Companies-Exploration & Production — 2.2%
Encore Acquisition Co.†	200,000	6,520,000

Oil Field Machinery & Equipment — 1.2%
Complete Production Services, Inc.†	231,300	3,677,670

Oil-Field Services — 1.7%
Willbros Group, Inc.†	147,200	4,904,704

Physical Therapy/Rehabilation Centers — 1.1%
Psychiatric Solutions, Inc.†	108,900	3,285,513

Physicians Practice Management — 1.3%
Healthways, Inc.†	67,500	3,800,250

Retail-Apparel/Shoe — 2.1%
Under Armour, Inc., Class A†	150,053	6,039,633

Retail-Automobile — 3.1%
CarMax, Inc.†	240,000	5,352,000
Penske Auto Group, Inc.	200,000	3,632,000
		8,984,000
Retail-Petroleum Products — 1.1%
World Fuel Services Corp.	124,700	3,299,562

Retail-Restaurants — 3.4%
Chipotle Mexican Grill, Inc., Class A†	42,100	5,125,254
The Cheesecake Factory, Inc.†	225,000	4,916,250
		10,041,504
School — 3.3%
DeVry, Inc.	175,000	9,658,250

Semiconductor Equipment — 2.5%
Tessera Technologies, Inc.†	160,200	6,275,034
Varian Semiconductor Equipment Associates, Inc.†	31,100	1,001,731
		7,276,765
Soap & Cleaning Preparation — 1.8%
Church & Dwight Co., Inc.	100,000	5,322,000

Telecom Services — 0.8%
NeuStar Inc.†	80,000	2,376,800

Transactional Software — 2.5%
Innerworkings, Inc.†	172,100	2,383,585
VeriFone Holdings, Inc.†	261,200	5,111,684
		7,495,269
Transport-Services — 3.9%
C.H. Robinson Worldwide, Inc.	140,000	7,775,600
UTI Worldwide, Inc.	201,500	3,768,050
		11,543,650
Total Long-Term Investment Securities (cost $243,775,977)		265,100,532

REPURCHASE AGREEMENTS — 9.1%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$2,206,000	2,206,000
UBS Securities, LLC Joint Repurchase Agreement (1)	17,034,000	17,034,000

Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $7,664,213 and collateralized by $7,785,000 Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate value of $7,820,655	7,664,000	7,664,000

Total Repurchase Agreements (cost $26,904,000)		26,904,000

TOTAL INVESTMENTS (cost $270,679,977) (2)	99.3%	292,004,532
Other assets less liabilities	0.7	2,018,742

NET ASSETS	100.0%	$294,023,274

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Focused Large-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.0%
Aerospace/Defense — 4.9%
Lockheed Martin Corp.	27,200	$2,935,424
Northrop Grumman Corp.	35,200	2,793,472
Raytheon Co.	58,000	3,778,120
		9,507,016
Applications Software — 2.8%
Microsoft Corp.	167,000	5,444,200

Banks-Super Regional — 4.9%
Bank of America Corp.	146,700	6,506,145
Wachovia Corp.	75,500	2,939,215
		9,445,360
Computers — 7.2%
Hewlett-Packard Co.	161,000	7,043,750
International Business Machines Corp.	65,000	6,977,100
		14,020,850
Diversified Manufacturing Operations — 3.6%
General Electric Co.	198,700	7,035,967

Electronics-Military — 1.8%
L-3 Communications Holdings, Inc.	32,000	3,546,560

Enterprise Software/Service — 1.4%
Oracle Corp.†	132,900	2,731,095

Finance-Investment Banker/Broker — 4.8%
Citigroup, Inc.	107,500	3,033,650
JPMorgan Chase & Co.	67,900	3,228,645
Morgan Stanley	63,000	3,114,090
		9,376,385
Finance-Mortgage Loan/Banker — 3.4%
Fannie Mae	92,100	3,118,506
Freddie Mac	113,730	3,456,255
		6,574,761
Insurance Broker — 1.5%
AON Corp.	67,000	2,915,840

Insurance-Property/Casualty — 5.1%
Chubb Corp.	50,400	2,610,216
The Travelers Cos., Inc.	150,000	7,215,000
		9,825,216
Medical Products — 2.8%
Johnson & Johnson	86,600	5,478,316

Medical-Biomedical/Gene — 2.1%
Biogen Idec, Inc.†	66,000	4,022,700

Medical-Drugs — 3.4%
Pfizer, Inc.	154,800	3,620,772
Wyeth	73,600	2,929,280
		6,550,052
Medical-HMO — 6.2%
Aetna, Inc.	151,800	8,084,868
UnitedHealth Group Inc.	77,100	3,919,764
		12,004,632
Office Automation & Equipment — 2.5%
Xerox Corp.	317,000	4,881,800

Oil Companies-Exploration & Production — 5.2%
Anadarko Petroleum Corp.	80,200	4,698,918
Apache Corp.	32,700	3,120,888
Devon Energy Corp.	26,400	2,243,472
		10,063,278
Oil Companies-Integrated — 15.4%
Chevron Corp.	155,000	13,097,500
ConocoPhillips	94,800	7,614,336
ExxonMobil Corp.	40,200	3,473,280
Marathon Oil Corp.	122,000	5,715,700
		29,900,816
Pharmacy Services — 3.6%
Medco Health Solutions, Inc.†	138,000	6,911,040

Retail-Apparel/Shoe — 3.2%
American Eagle Outfitters, Inc.	165,800	3,818,374
The Gap, Inc.	130,000	2,485,600
		6,303,974
Retail-Building Products — 1.2%
Lowe’s Cos., Inc.	88,000	2,326,720

Retail-Office Supplies — 1.8%
Staples, Inc.	148,100	3,545,514

Savings & Loans/Thrifts — 1.2%
Washington Mutual, Inc.	118,500	2,360,520

Telephone-Integrated — 1.6%
AT&T, Inc.	80,700	3,106,143

Tobacco — 5.4%
Altria Group, Inc.	138,500	10,501,070

Total Common Stock (cost $182,796,644)		188,379,825

EXCHANGE TRADED FUNDS — 1.6%
Sector Fund-Utility— 1.6%
Utilities Select Sector SPDR Fund (cost $3,395,432)	80,700	3,165,054

Total Long-Term Investment Securities (cost $186,192,076)		191,544,879

REPURCHASE AGREEMENTS — 1.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$1,893,000	1,893,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $97,003 and collateralized by $100,000 of Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate value of $100,458	97,000	97,000

Total Repurchase Agreements (cost $1,990,000)		1,990,000

TOTAL INVESTMENTS (cost $188,182,076) (2)	99.6%	193,534,879
Other assets less liabilities	0.4	763,469

NET ASSETS	100.0%	$194,298,348

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 95.7%
Apparel Manufacturer — 2.2%
VF Corp.	197,700	$15,296,049

Banks-Commercial — 2.0%
Synovus Financial Corp.	1,050,000	13,870,500

Banks-Fiduciary — 4.4%
The Bank of New York Mellon Corp.	641,501	29,913,191

Banks-Super Regional — 2.9%
Wachovia Corp.	507,131	19,742,610

Brewery — 2.0%
Anheuser-Busch Cos., Inc.	300,000	13,956,000

Broadcast Services/Program — 1.5%
Clear Channel Communications, Inc.	335,800	10,312,418

Building & Construction Products-Misc. — 1.5%
USG Corp.†	285,743	10,458,194

Cellular Telecom — 2.1%
NTT DoCoMo, Inc. ADR	913,000	14,461,920

Chemicals-Diversified — 1.3%
The Dow Chemical Co.	230,000	8,891,800

Commercial Services-Finance — 2.5%
H&R Block, Inc.	884,000	17,034,680

Data Processing/Management — 1.9%
Total Systems Services, Inc.	576,117	13,308,303

Diversified Operations — 4.7%
Hutchison Whampoa, Ltd (1)	3,305,000	32,491,249

Electronic Components-Misc. — 3.4%
AVX Corp.	1,767,432	23,029,639

Electronic Components-Semiconductors — 3.0%
Intel Corp.	689,000	14,606,800
Xilinx, Inc.	280,000	6,123,600
		20,730,400
Finance-Investment Banker/Broker — 3.3%
Merrill Lynch & Co., Inc.	230,000	12,972,000
The Charles Schwab Corp.	429,763	9,583,715
		22,555,715
Financial Guarantee Insurance — 1.7%
MBIA, Inc.	616,655	9,558,153
Radian Group, Inc.	229,010	2,093,151
		11,651,304
Food-Confectionery — 0.8%
The Hershey Co.	155,000	5,611,000

Food-Misc. — 0.6%
Kraft Foods, Inc., Class A	149,000	4,359,740

Insurance-Life/Health — 3.2%
Power Corp. Of Canada	624,150	22,130,113

Insurance-Multi-line — 3.2%
Assurant, Inc.	200,000	12,978,000
Old Republic International Corp.	600,000	8,958,000
		21,936,000
Insurance-Property/Casualty — 2.8%
ProAssurance Corp.†	333,800	19,260,260

Machinery-Farming — 1.6%
Alamo Group, Inc.	568,905	10,797,817

Medical-Drugs — 3.2%
Pfizer, Inc.	651,000	15,226,890
Sanofi-Aventis ADR	160,000	6,542,400
		21,769,290
Oil Companies-Exploration & Production — 3.7%
Devon Energy Corp.	300,000	25,494,000

Photo Equipment & Supplies — 1.7%
Eastman Kodak Co.	570,000	11,360,100

Publishing-Newspapers — 6.1%
Gannett Co., Inc.	247,000	9,139,000
The New York Times Co., Class A	876,000	14,664,240
The Washington Post Co., Class B	24,000	17,856,000
		41,659,240
Real Estate Operations & Development — 8.9%
Forest City Enterprises, Inc., Class A	475,044	18,930,503
Hang Lung Group, Ltd. (1)	1,333,000	6,167,998
Hang Lung Properties, Ltd (1)	6,010,000	24,546,605
Mitsui Fudosan Co., Ltd (1)	500,000	11,460,748
		61,105,854
Retail-Auto Parts — 2.6%
AutoZone, Inc†	146,900	17,757,272

Retail-Building Products — 2.6%
Home Depot, Inc.	568,000	17,420,560

Retail-Office Supplies — 1.8%
Staples, Inc.	500,000	11,970,000

Semiconductors Components-Intergrated Circuits — 0.8%
Linear Technology Corp.	200,743	5,554,559

Steel-Producer — 3.6%
POSCO ADR	180,900	24,522,804

Telecom Services — 0.7%
Embarq Corp.	109,000	4,937,700

Telephone-Integrated — 3.3%
Deutsche Telekom AG ADR	373,000	7,642,770
Windstream Corp.	1,266,505	14,704,123
		22,346,893
Television — 0.8%
CBS Corp., Class B	225,000	5,667,750

Transport-Marine — 3.3%
Teekay Corp.	479,900	22,699,270

Total Long-Term Investment Securities (cost $642,517,336)		656,064,194

REPURCHASE AGREEMENTS — 4.3%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $4,908,136 and collateralized by $4,625,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63% due 09/15/09 and having an approximate value of $5,006,563	$4,908,000	4,908,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $24,485,680 and collateralized by $24,865,000 of Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate aggregate value of $24,978,882	24,485,000	24,485,000

Total Repurchase Agreements (cost $29,393,000)		29,393,000

TOTAL INVESTMENTS (cost $671,910,336) (2)	100.0%	$685,457,194
Liabilities in excess of other assets	0.0	(211,236)

NET ASSETS	100.0%	$685,245,958

†	Non-income producing security
(1)	Security was valued using fair value procedures as January 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.
ADR — American Depository Receipt

See Notes to Portfolio of Investments

Focused Mid-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 98.2%
Airport Development/Maintenance — 2.1%
Beijing Capital International Airport Co., Ltd. (1)	1,400,000	$1,826,318

Auto-Heavy Duty Trucks — 2.7%
Oshkosh Truck Corp., Class B	50,000	2,288,000

Auto/Truck Parts & Equipment-Original — 2.6%
WABCO Holdings, Inc.	56,500	2,276,385

Chemicals-Specialty — 4.5%
Cytec Industries, Inc.	44,000	2,490,840
Hercules, Inc.	79,000	1,384,870
		3,875,710
Computer Software — 1.4%
Metavante Technologies, Inc.†	55,000	1,218,250

Computers-Integrated Systems — 1.4%
Teradata Corp.†	49,500	1,179,090

Computers-Memory Devices — 2.0%
Imation Corp.	65,000	1,684,150

Diversified Manufacturing Operations — 7.8%
Acuity Brands, Inc.	30,000	1,365,300
Crane Co.	60,000	2,452,200
Harsco Corp.	50,000	2,846,000
		6,663,500
Diversified Operations — 3.2%
Icahn Enterprises L.P.	24,000	2,740,800

Electric-Integrated — 10.6%
Allegheny Energy, Inc.	97,000	5,314,630
CMS Energy Corp.	131,800	2,065,306
Sierra Pacific Resources	118,000	1,766,460
		9,146,396
Electronic Components-Misc. — 4.4%
Flextronics International, Ltd.†	325,000	3,802,500

Electronic Connectors — 2.8%
Thomas & Betts Corp.†	54,000	2,443,500

Engineering/R&D Services — 3.6%
Shaw Group, Inc.†	55,000	3,107,500

Finance-Other Services — 21.3%
CME Group, Inc.	10,800	6,684,120
Hong Kong Exchanges & Clearing, Ltd. (1)	172,000	3,572,644
NYSE Euronext	68,000	5,348,200
The Nasdaq Stock Market, Inc.†	58,000	2,683,660
		18,288,624
Hotel/Motel — 2.4%
Wyndham Worldwide Corp.	88,000	2,073,280

Instruments-Scientific — 2.0%
Thermo Fisher Scientific, Inc. †	33,000	1,699,170

Investment Companies — 0.0%
BAM Investments, Ltd.†	1,800	40,337

Machine Tools & Related Products — 2.4%
Kennametal, Inc.	66,000	2,021,580

Machinery-General Industrial — 3.1%
Albany International Corp., Class A	75,000	2,625,750

Metal Processors & Fabrication — 2.9%
Commercial Metals Co.	88,000	2,494,800

Music — 0.4%
Warner Music Group Corp.	42,000	333,900

Oil Companies-Exploration & Production — 2.2%
Canadian Oil Sands Trust	50,000	1,892,336

Publishing-Periodicals — 1.7%
Idearc, Inc.	89,000	1,447,140

Retail-Apparel/Shoe — 5.9%
Collective Brands, Inc.†	118,000	2,079,160
Foot Locker, Inc.	221,000	3,025,490
		5,104,650
Specified Purpose Acquisitions — 2.5%
Group Bruxelles Lambert SA (1)	18,200	2,114,369

Telecommunication Equipment — 2.3%
ADTRAN, Inc.	93,000	1,935,330

Total Common Stock (cost $77,057,415)		84,323,365

RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Groupe Bruxelles Lambert SA (cost $0)	2,200	33

Total Long-Term Investment Securities (cost $77,057,415)		84,323,398

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposit — 1.4%
Euro Time Deposit with State Street Bank & Trust Co.
0.85% due 02/01/08 (cost $1,167,000)	$1,167,000	1,167,000

TOTAL INVESTMENTS (cost $78,224,415) (2)	99.6%	85,490,398
Other assets less liabilities	0.4	357,872

NET ASSETS	100.0%	$85,848,270

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused Small-Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 97.2%
Aerospace/Defense-Equipment — 1.7%
DRS Technologies, Inc.	71,900	$3,858,873

Agricultural Operations — 1.8%
Andersons, Inc.	89,800	4,090,390

Airlines — 1.5%
Republic Airways Holdings, Inc.†	170,750	3,408,170

Casino Services — 1.5%
Scientific Games Corp., Class A†	140,000	3,332,000

Cellular Telecom — 2.3%
Syniverse Holdings, Inc.†	335,300	5,294,387

Communications Software — 0.6%
DivX, Inc.†	100,000	1,425,000

Computers-Memory Devices — 1.0%
Hutchinson Technology, Inc.†	145,000	2,286,650

Consumer Products-Misc. — 1.4%
Helen of Troy, Ltd.†	191,300	3,252,100

Electric-Integrated — 3.7%
Integrys Energy Group, Inc.	90,300	4,390,386
Westar Energy, Inc.	167,400	4,077,864
		8,468,250
Electronic Components-Semiconductors — 1.2%
Microtune, Inc.†	460,000	2,686,400

Finance-Investment Banker/Broker — 2.7%
Investment Technology Group, Inc.†	131,800	6,190,646

Food-Confectionery — 1.7%
The J.M. Smucker Co.	80,900	3,780,457

Food-Misc. — 3.9%
Cal-Maine Foods, Inc.	305,000	8,793,150

Food-Wholesale/Distribution — 1.7%
Nash Finch Co.	106,500	3,799,920

Health Care Cost Containment — 2.0%
Healthspring, Inc.†	219,600	4,543,524

Insurance-Life/Health — 1.4%
Delphi Financial Group, Inc., Class A	104,600	3,282,348

Insurance-Property/Casualty — 2.5%
Selective Insurance Group, Inc.	233,900	5,592,549

Insurance-Reinsurance — 5.0%
Argo Group International Holdings, Ltd.†	92,542	3,779,415
Endurance Specialty Holdings, Ltd.	92,900	3,764,308
Platinum Underwriters Holdings, Ltd.	113,400	3,827,250
		11,370,973
Investment Companies — 1.8%
Hercules Technology Growth Capital, Inc.	355,000	4,135,750

Lasers-System/Components — 1.6%
Rofin-Sinar Technologies, Inc.†	83,300	3,541,083

Machinery-General Industrial — 1.7%
Gardner Denver, Inc.†	116,600	3,782,504

Machinery-Material Handling — 3.9%
Columbus McKinnon Corp.†	346,146	8,850,953

Medical Products — 1.5%
The Cooper Cos., Inc.	88,700	3,493,006

Medical-Biomedical/Gene — 0.7%
Omrix Biopharmaceuticals, Inc.†	68,404	1,591,077

Medical-Generic Drugs — 2.3%
Perrigo Co.	171,200	5,279,808

Medical-Hospitals — 0.8%
MedCath Corp.†	75,000	1,866,000

Medical-Outpatient/Home Medical — 1.7%
Res-Care, Inc.†	172,100	3,849,877

Metal-Iron — 2.7%
Cleveland-Cliffs, Inc.	59,700	6,079,848

Mining — 1.4%
IAMGOLD Corp.	400,300	3,182,385

Networking Products — 3.0%
Anixter International, Inc.†	97,000	6,795,820

Oil Companies-Exploration & Production — 7.1%
Parallel Petroleum Corp.†	247,800	3,439,464
PetroHawk Energy Corp.†	227,500	3,583,125
Petroquest Energy, Inc.†	509,600	6,584,032
Swift Energy Co.†	60,000	2,589,000
		16,195,621
Oil Field Machinery & Equipment — 0.6%
Mitcham Industries Inc†	83,600	1,404,480

Oil-Field Services — 1.7%
Global Industries, Ltd.†	221,600	3,913,456

Oil-U.S. Royalty Trusts — 0.4%
Hugoton Royalty Trust	37,900	969,482

Printing-Commercial — 1.6%
Valassis Communications, Inc.†	390,000	3,728,400

Real Estate Investment Trusts — 5.0%
MFA Mtg. Investments, Inc.	730,300	7,449,060
Universal Health Realty Income Trust	109,200	3,936,660
		11,385,720
Retail-Apparel/Shoe — 1.1%
Men’s Wearhouse, Inc.	97,100	2,475,079

Retail-Pawn Shops — 1.1%
Cash America International, Inc.	76,800	2,496,768

Rubber-Tires — 0.9%
Cooper Tire & Rubber Co.	125,000	2,133,750

Specified Purpose Acquisitions — 3.7%
Star Bulk Carriers Corp.	735,465	8,443,138

Telecommunication Equipment — 1.3%
CommScope, Inc.†	69,000	3,060,150

Telephone-Integrated — 1.7%
Alaska Communications Systems Group, Inc.	273,700	3,842,748

Tobacco — 3.3%
Vector Group, Ltd.	400,185	7,403,423

Transport-Marine — 5.6%
Eagle Bulk Shipping, Inc.	140,000	3,460,800
Genco Shipping & Trading, Ltd.	72,900	3,595,428
StealthGas, Inc.	152,248	2,143,652
TOP Ships, Inc.†	1,125,000	3,476,250
		12,676,130
Wire & Cable Products — 1.4%
General Cable Corp.†	53,000	3,074,530

Total Long-Term Investment Securities (cost $224,136,872)		221,106,773

REPURCHASE AGREEMENTS — 2.8%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	$3,957,000	3,957,000

Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $2,412,067 and collateralized by $2,275,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63%, due 09/15/09 and having an approximate value of $2,462,688	2,412,000	2,412,000

Total Repurchase Agreements (cost $6,369,000)		6,369,000

TOTAL INVESTMENTS (cost $230,505,872) (2)	100.0%	227,475,773
Liabilities in excess of other assets	0.0	(2,668)

NET ASSETS	100.0%	$227,473,105

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

					Unrealized
Number of		Expiration	Value at	Value as of	Appreciation/
Contracts	Description	Date	Trade Date	January 31, 2008	(Depreciation)

4 Long	Russell E-Mini 2000 Index	March 2008	$302,389	$286,000	$(16,389)

See Notes to Portfolio of Investments

Focused Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 90.9%
Aerospace/Defense — 7.9%
General Dynamics Corp.	134,357	$11,347,792
Lockheed Martin Corp.	265,279	28,628,910
		39,976,702
Agricultural Chemicals — 3.2%
Monsanto Co.	141,953	15,961,195

Applications Software — 6.4%
Microsoft Corp.	990,384	32,286,518

Banks-Super Regional — 2.1%
Bank of America Corp.	240,400	10,661,740

Cable TV — 3.1%
Comcast Corp., Special Class A†	863,500	15,534,365

Casino Hotel — 5.1%
Las Vegas Sands Corp.†	291,016	25,513,373

Computers — 5.8%
Apple, Inc.†	97,392	13,182,981
Dell, Inc†.	806,000	16,152,240
		29,335,221
Diversified Manufacturing Operations — 3.7%
General Electric Co.	525,700	18,615,037

Enterprise Software/Service — 1.7%
Oracle Corp.†	422,500	8,682,375

Finance-Investment Banker/Broker — 6.0%
Citigroup, Inc.	348,600	9,837,492
JPMorgan Chase & Co.	220,100	10,465,755
Morgan Stanley	197,300	9,752,539
		30,055,786
Medical Information Systems — 3.4%
Eclipsys Corp.†	671,613	17,287,319

Medical Products — 3.7%
Johnson & Johnson	295,900	18,718,634

Medical-Biomedical/Gene — 3.0%
Genentech, Inc.†	215,959	15,158,162

Medical-HMO — 5.3%
UnitedHealth Group, Inc.	313,306	15,928,477
WellPoint, Inc. †	135,500	10,596,100
		26,524,577
Metal-Diversified — 3.3%
Freeport-McMoRan Copper & Gold, Inc.	190,000	16,915,700

Oil Companies-Integrated — 8.2%
Chevron Corp.	112,000	9,464,000
ConocoPhillips	113,000	9,076,160
ExxonMobil Corp.	265,350	22,926,240
		41,466,400
Retail-Apparel/Shoe — 2.4%
American Eagle Outfitters, Inc.	532,600	12,265,778

Retail-Restaurants — 3.6%
McDonald’s Corp.	338,621	18,133,155

Telephone-Integrated — 5.7%
AT&T, Inc.	250,000	9,622,500
Level 3 Communications, Inc.†	5,629,800	19,366,512
		28,989,012
Web Portals/ISP — 3.2%
Google, Inc., Class A†	28,840	16,274,412

Wireless Equipment — 4.1%
Crown Castle International Corp.†	552,500	19,994,975
Motorola, Inc.	74,200	855,526
		20,850,501
Total Common Stock (cost $453,693,746)		459,205,962

EXCHANGE TRADED FUNDS — 2.1%
Sector Fund -Utility— 2.1%
Utilities Select Sector SPDR Fund (cost $11,653,353)	277,000	10,863,940

Total Long-Term Investment Securities (cost $465,347,099)		470,069,902

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 3.26% due 02/07/08 (cost $814,484)	$815,000	814,484

REPURCHASE AGREEMENTS — 6.8%
State Street Bank & Trust Co.
Joint Repurchase Agreement (1)	8,660,000	8,660,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 1/31/08, to be repurchased 2/01/08 in the amount of $25,546,710 and collateralized by $25,945,000 of Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate aggregate value of $26,063,828	25,546,000	25,546,000

Total Repurchase Agreements (cost $34,206,000)		34,206,000

TOTAL INVESTMENTS (cost $500,367,583) (2)	100.0%	505,090,386
Liabilities in excess of other assets	0.0	(233,937)

NET ASSETS	100.0%	$504,856,449

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused International Equity Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

	Shares/
	Principal	Value
Security Description	Amount	(Note 1) (1)

COMMON STOCK — 96.8%
Brazil — 1.8%
Bovespa Holding SA	399,240	$5,833,126

Cyprus — 3.2%
Marfin Popular Bank Public Co.	1,002,192	10,389,685

France — 2.4%
Veolia Environnement	97,275	7,982,251

Germany — 16.2%
Bayer AG	107,662	8,856,754
Bayerische Motoren Werke AG	208,000	11,506,402
Continental AG	125,915	13,075,255
MLP AG	476,700	7,518,967
Siemens AG	93,812	12,155,594
		53,112,972
Greece — 1.7%
Public Power Corp. SA	117,077	5,614,471

India — 2.8%
ICICI Bank, Ltd. ADR	149,155	9,062,658

Italy — 3.2%
UniCredito Italiano SpA	1,443,488	10,596,696

Japan — 16.1%
Daiwa Securities Group, Inc.	784,000	6,933,603
Nintendo Co., Ltd.	45,600	22,795,484
Rohm Co., Ltd.	167,000	12,304,961
Yamada Denki Co., Ltd.	99,900	10,671,141
		52,705,189
Singapore — 3.0%
Wilmar International, Ltd.	3,293,000	9,830,446

South Korea — 3.6%
Samsung Electronics Co., Ltd.	18,500	11,862,024

Switzerland — 21.7%
Actelion Ltd. †	177,236	8,853,018
Adecco SA	261,000	13,675,087
Holcim, Ltd.	151,581	14,671,391
Lonza Group AG	134,852	17,276,726
Nestle SA	24,257	10,841,243
UBS AG	138,000	5,710,842
		71,028,307
United Kingdom — 21.1%
British Sky Broadcasting Group PLC	783,200	8,562,794
Carpetright PLC	711,700	11,225,604
Enodis PLC	4,653,900	13,090,489
GlaxoSmithKline PLC	562,400	13,274,211
Man Group PLC, Class B	791,867	8,704,580
Tesco PLC	1,735,515	14,479,880
		69,337,558
Total Long-Term Investment Securities (cost $321,218,230)		317,355,383

SHORT-TERM INVESTMENT SECURITIES — 0.2%
Time Deposits — 0.2%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 02/01/08 (cost $586,000)	$586,000	586,000

REPURCHASE AGREEMENTS — 3.0%
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $7,487,208 and collateralized by $7,055,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 6.63% due 09/15/09 and having an approximate value of $7,637,038	7,487,000	7,487,000
Agreement with State Street Bank & Trust Co., bearing interest at 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $2,579,072 and collateralized by $2,620,000 Federal Home Loan Bank Notes, bearing interest at 4.33% due 07/10/09 and having an approximate value of $2,632,000	2,579,000	2,579,000

Total Repurchase Agreements (cost $10,066,000)		10,066,000

TOTAL INVESTMENTS — (cost $331,870,230)(2)	100.0%	328,007,383
Liabilities in excess of other assets	0.0	(90,376)

NET ASSETS —	100.0%	$327,917,007

†	Non-income producing security
(1)

A substantial number of the Portfolio’s holdings were valued using fair value procedures at January 31, 2008. At January 31, 2008, the aggregate value of these securities was $276,946,965 representing 84.5% of the net assets. See Note 1 regarding fair value pricing procedures for foreign equity securities.

(2)	See Note 4 for cost of investments on a tax basis.

ADR	— American Depository Receipt

Open Forward Foreign Currency Contracts

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Appreciation
GBP	4,050,000	USD	8,207,021	04/21/2008	$194,885
GBP	3,270,000	USD	6,645,948	04/04/2008	169,092
GBP	4,510,000	USD	8,993,752	06/23/2008	108,979
GBP	2,960,000	USD	5,828,240	07/08/2008	2,745
					$475,701

Contract		In		Delivery	Gross Unrealized
to Deliver		Exchange For		Date	Depreciation
CHF	4,750,000	USD	4,143,225	06/27/2008	$(260,151)
CHF	1,513,000	USD	1,348,004	05/09/2008	(53,991)
CHF	560,000	USD	509,907	05/23/2008	(9,071)
EUR	1,885,000	USD	2,668,415	03/31/2008	(129,021)
EUR	1,805,000	USD	2,672,844	05/23/2008	(444)
GBP	2,730,000	USD	5,338,515	07/22/2008	(29,381)
					$(482,059)
Net Unrealized Appreciation (Depreciation)					$(6,358)

CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound Sterling
USD	- United States Dollar

Industry Allocation*

Banks-Commercial	9.2%
Electronic Components-Semiconductors	7.4
Toys	6.9
Medical-Drugs	6.7
Chemicals-Specialty	5.3
Building Products-Cement	4.5
Finance-Other Services	4.4
Food-Retail	4.4
Human Resources	4.2
Diversified Operations	4.0
Rubber-Tires	4.0
Finance-Investment Banker/Broker	3.9
Diversified Manufacturing Operations	3.7
Auto-Cars/Light Trucks	3.5
Retail-Building Products	3.4
Food-Misc.	3.3
Retail-Consumer Electronics	3.2
Repurchase Agreements	3.1
Agricultural Operations	3.0
Chemicals-Diversified	2.7
Television	2.6
Water	2.4
Investment Management/Advisor Services	2.3
Electric-Integrated	1.7
Time Deposits	0.2
100.0%

See Notes to Portfolio of Investments

Focused Technology Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 66.3%
Applications Software — 8.8%
Microsoft Corp.	58,300	$1,900,580
Nuance Communications, Inc.†	66,000	1,048,740
Salesforce.com, Inc.†	54,190	2,833,053
		5,782,373
Cellular Telecom — 1.8%
NII Holdings, Inc.†	27,000	1,151,820

Computer Aided Design — 4.3%
Aspen Technology, Inc.†	62,000	871,100
Autodesk, Inc.†	46,500	1,913,475
		2,784,575
Computer Services — 3.6%
Cognizant Technology Solutions Corp., Class A†	42,000	1,171,800
IHS, Inc.†	19,000	1,176,860
		2,348,660
Computers — 8.4%
Apple, Inc.†	16,695	2,259,835
Hewlett-Packard Co.	46,900	2,051,875
Research In Motion Ltd.†	13,000	1,220,440
		5,532,150
Computers-Integrated Systems — 1.4%
Riverbed Technology, Inc.†	42,227	943,773

Data Processing/Management — 3.4%
Fiserv, Inc.†	44,000	2,260,280

Electronic Components-Semiconductors — 4.1%
Intel Corp.	34,300	727,160
Microchip Technology, Inc.	30,000	957,300
Texas Instruments, Inc.	31,500	974,295
		2,658,755
Electronic Forms — 3.3%
Adobe Systems, Inc.†	62,600	2,186,618

Energy-Alternate Sources — 3.7%
Suntech Power Holdings Co., Ltd. ADR†	44,490	2,434,938

Enterprise Software/Service — 3.1%
Oracle Corp.†	97,800	2,009,790

Entertainment Software — 1.7%
Electronic Arts, Inc.†	23,805	1,127,643

Internet Infrastructure Software — 1.9%
Akamai Technologies, Inc.†	40,200	1,214,040

Networking Products — 4.8%
Cisco Systems, Inc.†	88,200	2,160,900
Juniper Networks, Inc.†	35,555	965,318
		3,126,218
Semiconductor Equipment — 1.1%
Applied Materials, Inc.	39,000	698,880

Telecom Equipment-Fiber Optics — 1.9%
Corning, Inc.	53,000	1,275,710

Telecom Services — 1.0%
SAVVIS, Inc.†	31,000	626,200

Web Hosting/Design — 1.9%
Equinix, Inc.†	16,605	1,254,176

Wireless Equipment — 6.1%
American Tower Corp., Class A†	35,726	1,340,797
QUALCOMM, Inc.	62,905	2,668,430
		4,009,227
Total Long-Term Investment Securities (cost $43,762,741)		43,425,826

SHORT-TERM INVESTMENT SECURITIES — 14.9%
Time Deposit — 14.9%
Euro Time Deposit with State Street Bank & Trust Co. 2.20% due 02/01/08 (cost $9,736,000)	$9,736,000	9,736,000

REPURCHASE AGREEMENTS — 18.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (1)	549,000	549,000
Agreement with State Street Bank & Trust Co., bearing interest 1.00%, dated 01/31/08, to be repurchased 02/01/08 in the amount of $11,704,325 and collateralized by $11,855,000 of Federal Home Loan Mtg. Notes, bearing interest 4.33%, due 07/10/09 and having an approximate value of $11,939,433	11,704,000	11,704,000

Total Repurchase Agreements (cost $12,253,000)		12,253,000

TOTAL INVESTMENTS (cost $65,751,741) (2)	99.9%	65,414,826
Other assets less liabilities	0.1	68,043

NET ASSETS	100.0%	$65,482,869

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreements.
(2)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

See Notes to Portfolio of Investments

Focused Dividend Strategy Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCK — 101.5%
Building & Construction Products-Misc. — 3.8%
Masco Corp.	251,400	$5,764,602

Chemicals-Diversified — 3.5%
du Pont (E.I.) de Nemours & Co.	118,600	5,358,348

Data Processing/Management — 3.4%
Automatic Data Processing, Inc.	127,600	5,176,732

Finance-Investment Banker/Broker — 6.3%
Citigroup, Inc.	124,600	3,516,212
JPMorgan Chase & Co.	127,800	6,076,890
		9,593,102
Food-Misc. — 3.6%
H.J. Heinz Co.	127,800	5,439,168

Medical-Drugs — 7.2%
Merck & Co., Inc.	114,100	5,280,548
Pfizer, Inc.	239,500	5,601,905
		10,882,453
Metal-Copper — 2.9%
Southern Copper Corp.	46,800	4,391,712

Motorcycle/Motor Scooter — 3.5%
Harley-Davidson, Inc.	129,400	5,251,052

Office Furnishings-Original — 1.5%
Steelcase, Inc. Class A	150,200	2,302,566

Oil & Gas Drilling — 3.3%
Patterson-UTI Energy, Inc.	260,000	5,090,800

Oil Companies-Integrated — 3.5%
Chevron Corp.	63,300	5,348,850

Paper & Related Products — 3.5%
International Paper Co.	164,900	5,318,025

Publishing-Newspapers — 3.3%
Gannett Co., Inc.	135,300	5,006,100

Publishing-Periodicals — 2.0%
Idearc, Inc.	191,200	3,108,912

Retail-Apparel/Shoe — 3.3%
Limited Brands, Inc.	262,200	5,005,398

Retail-Building Products — 3.6%
Home Depot, Inc.	179,800	5,514,466

Retail-Restaurants — 3.8%
McDonald’s Corp.	106,700	5,713,785

Telephone-Integrated — 10.2%
AT&T, Inc.	141,000	5,427,090
Verizon Communications, Inc.	132,200	5,134,648
Windstream Corp.	425,000	4,934,250
		15,495,988
Television — 3.2%
CBS Corp., Class B	191,100	4,813,809

Theater — 3.3%
Regal Entertainment Group, Class A	270,800	5,020,632

Tobacco — 16.0%
Altria Group, Inc.	85,200	6,459,864
Loews Corp. - Carolina Group	71,200	5,847,656
Reynolds American, Inc.	93,800	5,940,354
UST, Inc.	118,500	6,157,260
		24,405,134
Toys — 3.4%
Mattel, Inc.	248,600	5,223,086

Transport-Marine — 3.4%
Frontline, Ltd.	121,400	5,167,998

TOTAL INVESTMENTS (cost $165,086,972) (1)	101.5%	154,392,718
Liabilities in excess of other assets	(1.5)	(2,317,979)

NET ASSETS	100.0%	$152,074,739

(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

Focused StarALPHA Portfolio

PORTFOLIO OF INVESTMENTS — January 31, 2008 — (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCK — 89.6%
Airport Development/Maintenance — 0.9%
Beijing Capital International Airport Co., Ltd. (1)	960,000	$1,252,333

Banks-Commercial — 2.1%
ICICI Bank, Ltd. ADR	48,978	2,975,903

Broadcast Services/Program — 2.8%
Liberty Global, Inc., Class A †	97,905	3,956,341

Cable TV — 2.0%
The DIRECTV Group, Inc. †	127,300	2,874,434

Cellular Telecom — 3.1%
MTN Group, Ltd. (1)	164,900	2,623,611
NII Holdings, Inc. †	40,000	1,706,400
		4,330,011
Computer Services — 2.1%
Electronic Data Systems Corp.	146,000	2,934,600

Computers-Memory Devices — 1.1%
Data Domain, Inc. †	68,600	1,546,244

Cosmetics & Toiletries — 1.2%
Procter & Gamble Co.	25,000	1,648,750

Diversified Operations — 4.3%
Icahn Enterprises L.P.	28,000	3,197,600
Leucadia National Corp.	66,000	2,915,220
		6,112,820
E-Commerce/Products — 0.8%
NutriSystem, Inc. †	40,000	1,144,800

Electric-Integrated — 1.8%
Oesterreichische Elektrizitaetswirtschafts AG, Class A (1)	38,000	2,511,197

Electronic Components-Semiconductors — 3.7%
Austriamicrosystems AG (1) †	23,600	685,279
NVIDIA Corp. †	108,000	2,655,720
ON Semiconductor Corp. †	288,100	1,866,888
		5,207,887
Electronics-Military — 2.1%
L-3 Communications Holdings, Inc.	27,000	2,992,410

Engineering/R&D Services — 1.1%
Larsen & Toubro Ltd.	17,200	1,608,200

Enterprise Software/Service — 2.0%
Oracle Corp. †	135,000	2,774,250

Finance-Other Services — 6.6%
NYSE Euronext	40,000	3,146,000
Singapore Exchange, Ltd. (1)	400,000	2,801,081
The Nasdaq Stock Market, Inc. †	72,000	3,331,440
		9,278,521
Food-Misc. — 2.0%
Kraft Foods, Inc., Class A	95,000	2,779,700

Forestry — 2.1%
Brookfield Infrastructure Partners LP	3,000	63,000
Weyerhaeuser Co.	42,013	2,845,120
		2,908,120
Independent Power Producers — 2.8%
Dynegy, Inc., Class A †	200,000	1,404,000
Mirant Corp. †	20,000	736,800
Reliant Energy, Inc. †	86,000	1,829,220
		3,970,020
Insurance-Multi-line — 2.1%
CNA Financial Corp.	86,000	2,923,140

Investment Companies — 0.1%
BAM Investments, Ltd. †	8,000	179,274

Medical-Biomedical/Gene — 4.6%
Amgen, Inc. †	47,586	2,217,032
Biogen Idec, Inc. †	45,000	2,742,750
Celgene Corp. †	27,300	1,531,803
		6,491,585
Medical-HMO — 1.9%
Aetna, Inc.	51,000	2,716,260

Metal-Copper — 2.1%
Southern Copper Corp.	32,000	3,002,880

Music — 0.1%
Warner Music Group Corp.	18,000	143,100

Office Automation & Equipment — 2.2%
Xerox Corp.	198,000	3,049,200

Oil Companies-Exploration & Production — 2.0%
OAO Gazprom ADR	58,000	2,789,800

Oil Refining & Marketing — 1.8%
Valero Energy Corp.	44,000	2,604,360

Pharmacy Services — 1.9%
Express Scripts, Inc. †	40,000	2,699,600

Physical Therapy/Rehabilation Centers — 1.5%
Psychiatric Solutions, Inc. †	70,900	2,139,053

Pipelines — 3.3%
Kinder Morgan Management LLC †	87,351	4,716,954

Real Estate Investment Trusts — 3.2%
Anworth Mortgage Asset Corp.	175,000	1,552,250
Vornado Realty Trust	33,235	3,004,444
		4,556,694
Real Estate Management/Services — 1.2%
Mitsubishi Estate Co., Ltd. (1)	63,000	1,675,505

Real Estate Operations & Development — 3.5%
Brookfield Asset Management, Inc. Class A	75,000	2,420,250
CapitaLand, Ltd. (1)	592,000	2,489,395
		4,909,645
Retail-Drug Store — 2.5%
CVS Caremark Corp.	90,000	3,516,300

Retail-Major Department Stores — 1.4%
J.C. Penney Co., Inc.	41,862	1,984,678

Specified Purpose Acquisitions — 0.8%
Star Bulk Carriers Corp.	95,000	1,090,600

Telecom Services — 1.9%
Amdocs, Ltd. †	82,500	2,729,925

Telephone-Integrated — 1.9%
AT&T, Inc.	68,400	2,632,716

Therapeutics — 1.9%
Gilead Sciences, Inc. †	60,300	2,755,107

Web Portals/ISP — 3.1%
Google, Inc., Class A †	7,800	4,401,540

Total Long-Term Investment Securities (cost $135,407,566)		126,514,457

SHORT-TERM INVESTMENT SECURITIES — 5.4%
Sovereign Agency — 1.2%
Federal Home Loan Bank Disc. Notes 1.80% due 02/01/08	$1,700,000	1,700,000

Time Deposit — 4.2%
Euro Time Deposit with State Street Bank & Trust Co. 1.50% due 02/01/08	5,950,000	5,950,000

Total Short-Term Investment Securities (cost $7,650,000)		7,650,000

REPURCHASE AGREEMENT — 3.9%
State Street Bank & Trust Co. Joint Repurchase Agreement (2) (cost $5,541,000)	5,541,000	5,541,000

TOTAL INVESTMENTS (cost $148,598,566) (3)	98.9%	139,705,457
Other assets less liabilities	1.1	1,517,486

NET ASSETS	100.0%	$141,222,943

†	Non-income producing security
(1)	Security was valued using fair value procedures at January 31, 2008. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)	See Note 2 for details of Joint Repurchase Agreement.
(3)	See Note 4 for cost of investments on a tax basis.
ADR	— American Depository Receipt

From July 16, 2007 through March 19, 2008, one of the investment advisers to the Focused StarALPHA Portfolio held more than 10 securities which also caused the Portfolio to hold more than 50 securities.  The investment policies of the Focused StarALPHA Portfolio state that each adviser to the Portfolio will generally invest in up to 10 securities and that the Portfolio will generally hold 30 to 50 securities depending on the number of advisers that it employs.

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers. Securities for which market quotations are not readily available are valued as determined pursuant to procedures adopted in good faith by the Board. The value of any shares of open-end funds held by a Portfolio will be calculated using the net asset value of such funds. The Prospectuses for any such open-end funds should explain the circumstances under which these funds use fair value pricing and the effects of using fair value pricing.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Future contracts traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market. Mutual funds held by a Portfolio are valued at the net asset value (market value) of the underlying fund.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Note 2. Repurchase Agreements

As of January 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Small-Cap Growth	3.50%	$2,206,000
Focused Large-Cap Value	3.01%	1,893,000
Focused Small-Cap Value	6.29%	3,957,000
Focused Growth and Income	13.76%	8,660,000
Focused Technology	0.87%	549,000
Focused StarALPHA	8.80%	5,541,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 31, 2008, bearing interest at a rate of 1.25% per annum, with a principal amount of $62,951,000, a repurchase price of $62,953,186 and a maturity date of February 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bond	8.13%	08/15/2019	$45,100,000	$64,211,125

In addition, at January 31, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Interest	Principal Amount

Focused Growth	5.16%	$18,077,000
Focused Small-Cap Growth	4.87	17,034,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated January 31, 2008, bearing interest at a rate of 1.60% per annum, with a principal amount of $350,000,000, a repurchase price of $350,015,556 and a maturity date of February 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Bond	1.75%	01/15/2028	$197,058,000	$201,000,000
U.S. Treasury Inflation Index Bond	2.00	01/15/2026	152,942,000	156,001,690

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by AIG SunAmerica Asset Management Corp. (“AIG SunAmerica” or the “Advisor”) (“AIG SunAmerica Funds”). For the three months ended January 31, 2008, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2007
Focused Equity Strategy	Various AIG SunAmerica Funds*	$719,721	$71,773,567	$634,095,438
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	3,383,339	76,625,399	907,527,223
Focused Balanced Strategy	Various AIG SunAmerica Funds*	3,038,148	30,525,041	446,735,856
Focused Fixed Income and
Equity Strategy	Various AIG SunAmerica Funds*	607,014	362,166	58,286,213
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	315,790	—	22,963,618

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2008
Focused Equity Strategy	Various AIG SunAmerica Funds*	$79,125,937	$42,793,258	$(2,816,160)	$(150,665,440)	$516,946,517
Focused Multi-Asset Strategy	Various AIG SunAmerica Funds*	89,276,791	45,122,658	507,480	(169,654,594)	782,534,242
Focused Balanced Strategy	Various AIG SunAmerica Funds*	38,481,677	21,619,914	(845,331)	(64,498,465)	398,253,823
Focused Fixed Income and Equity Strategy	Various AIG SunAmerica Funds*	5,732,046	3,513,124	33,720	(3,249,782)	57,289,073
Focused Fixed Income Strategy	Various AIG SunAmerica Funds*	12,987,401	12,794,957	(29,357)	(192,360)	22,934,345

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2008, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused	Focused	Focused	Focused	Focused
	Equity Strategy	Multi-Asset Strategy	Balanced Strategy	Fixed Income and	Fixed Income Strategy
	Portfolio	Portfolio	Portfolio	Equity Strategy Portfolio	Portfolio
Cost	$615,034,692	$860,649,705	$437,761,676	$58,904,362	23,143,511
Appreciation	—	12,017,064	2,623,569	756,058	412,009
Depreciation	(98,088,175)	(90,132,527)	(42,131,422)	(2,371,347)	(621,175)
Net unrealized appreciation (depreciation)	$(98,088,175)	$(78,115,463)	$(39,507,853)	$(1,615,289)	$(209,166)

		Focused			Focused Large-
	Focused Large-Cap	Growth	Focused Mid-Cap	Focused Small-Cap	Cap Value
	Growth Portfolio	Portfolio	Growth	Growth Portfolio	Portfolio
Cost	$653,139,105	$399,416,500	$89,879,132	$270,694,171	$190,090,405
Appreciation	109,986,118	115,421,967	4,555,321	50,116,619	17,275,063
Depreciation	(42,250,453)	(29,587,889)	(4,772,660)	(28,799,161)	(13,830,589)
Net unrealized appreciation (depreciation)	$67,735,665	$85,834,078	$(217,339)	$21,317,458	$3,444,474

	Focused	Focused Mid-Cap		Focused Growth	Focused
	Value	Value	Focused Small-Cap	and Income	International
	Portfolio	Portfolio	Value Portfolio	Portfolio	Equity Portfolio
Cost	$673,882,802	$78,250,885	$230,891,729	$504,191,720	$331,904,627
Appreciation	69,744,755	12,633,164	14,568,494	36,162,273	18,863,320
Depreciation	(58,170,363)	(5,393,651)	(17,984,450)	(35,263,607)	(22,760,564)
Net unrealized appreciation (depreciation)	$11,574,392	$7,239,513	$(3,415,956)	$898,666	$(3,897,244)

			Focused
	Focused Technology	Focused Dividend	StarALPHA
	Portfolio	Strategy Portfolio	Portfolio
Cost	$65,828,615	$165,507,746	$148,671,611
Appreciation	4,147,535	9,032,641	3,766,424
Depreciation	(4,561,324)	(20,147,669)	(12,732,578)
Net unrealized appreciation (depreciation)	$(413,789)	$(11,115,028)	$(8,966,154)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940)(17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 28, 2008

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 28, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 28, 2008